Leases (Supplemental Balance Sheet Inofrmation) (Details) - USD ($) $ in Millions	Sep. 27, 2019	Jan. 01, 2019	Dec. 31, 2018
Assets:
Operating lease ROU assets	$ 201.8	$ 182.0
Current:
Operating lease liabilities	27.1		$ 0.0
Long-term:
Operating lease liabilities	186.7		$ 0.0
Total operating lease liabilities	$ 213.8	$ 191.0
Weighted average remaining lease term	11 years
Weighted average discount rate	3.10%